Current tax receivables, current tax liabilities and non-current tax liabilities	12 Months Ended
Oct. 31, 2019
Current tax receivables, current tax liabilities and non-current tax liabilities [Abstract]
Current tax receivables, current tax liabilities and non-current tax liabilities
22 Current tax receivables, current tax liabilities and non-current tax liabilities

Current tax receivables

	October 31, 2019	October 31, 2018
	$m	$m
Corporation tax	40.1	24.5

The current tax receivable at October 31, 2019 is $40.1m (October 31, 2018: $24.5m).

Current tax liabilities

	October 31, 2019	October 31, 2018
	$m	$m
Corporation tax	104.0	124.1

The current tax creditor at October 31, 2019 is $104.0m (October 31, 2018: $124.1m). The current tax creditor includes liabilities in respect of uncertain tax positions, net of overpayments.

Within current tax liabilities is $78.3m (October 31, 2018: $67.7m) in respect of the Group income tax reserve, the majority of which relates to the risk of challenge from the local tax authorities. The Group does not anticipate that there will be any material change to these provisions in the next 12 months. Due to the uncertainty associated with such tax items, it is possible that at a future date, on conclusion of open tax matters, the final outcome may vary significantly.

Non-current tax liabilities

	October 31, 2019	October 31, 2018
	$m	$m
Corporation tax	119.7	131.0

The non-current tax creditor is $119.7m (October 31, 2018: $131.0m). The non-current creditor reflects the US transition tax payable more than 12 months after the balance sheet date.